Prepayments and Other Assets, Net - Schedule of Prepayments and Other Current and Non-current Assets (Details) - USD ($)		Dec. 31, 2024		Jun. 30, 2024		Apr. 08, 2023
Schedule of Prepayments and Other Current and Non-current Assets [Abstract]
Advance to crew		$ 271,913		$ 267,165
Advance to employee		175,662		211,375
Advance Payment		173,555
Other		19,361		76,530
Total prepayments and other current assets		640,491		555,070
Rental deposit	[1]	500,000		500,000
Loan security deposit		475,000	[2]	475,000	[2]	$ 475,000
Total prepayments and other non-current assets		$ 975,000		$ 975,000

[1]	Rental deposit represents a deposit of $500,000 paid to the lessor of Top Advancer (see Note 7).
[2]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 8).